COMMITMENTS AND CONTINGENCIES (Details)		9 Months Ended	10 Months Ended
	May 27, 2021 shares	Sep. 30, 2022 USD ($) Item $ / shares shares	Dec. 31, 2021 USD ($) Item $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Maximum number of demands for registration of securities | Item		3	3
Lock-up period		30 days	30 days
Accrued expenses		$ 0	$ 0
Period of day option from final prospectus relating to IPO		45 days	45 days
Underwriting discount per Public Share | $ / shares		$ 0.2	$ 0.2
Aggregate underwriting discount paid		$ 5,500,000	$ 5,500,000
Deferred underwriting fee payable per Public Share | $ / shares		$ 0.35	$ 0.35
Aggregate deferred underwriting fee payable		$ 9,600,000	$ 9,600,000
Over-allotment option
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted to underwriters | shares		3,750,000	3,750,000
Class A ordinary shares | Over-allotment option
Subsidiary or Equity Method Investee [Line Items]
Number of shares granted to underwriters | shares	2,500,000